SCHEDULE OF FUTURE LEASE PAYMENTS (Details) - USD ($)	Jun. 30, 2024	Sep. 30, 2023
Leases
2024	$ 20,648	$ 82,190
2025	84,664	84,664
2026	14,180	14,180
Total lease payments	119,492	181,034
Less: imputed interest	(10,163)	(22,509)
Total lease liabilities	$ 109,329	$ 158,525